Loss per share	12 Months Ended
Dec. 31, 2020
Loss per share
Loss per share

25.Loss per share

	Year Ended December 31,
(in thousands of €)	2020	2019	2018
Loss of the year	€(528,923)	€(162,965)	€(66,641)
Weighted average number of shares outstanding	45,410,442	38,619,121	33,419,356
Basic and diluted loss per share (in €)	€(11.65)	€(4.22)	€(1.99)

Earnings/losses per ordinary share are calculated by dividing the loss for the period by the weighted average number of ordinary shares during the year.

As the Company reported a net loss in 2020, 2019 and 2018, stock options have an anti‑dilutive effect rather than a dilutive effect. As such, there is no difference between basic and diluted earnings/losses per ordinary share.